Subsidiaries - Detailed Information of Equity Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Chunghwa Investment Co Ltd Did Not Participate In The Capital Increase Of Chunghwa Precision Test Tech Co Ltd [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests			$ 2,552
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests			(1,750)
Differences arising from equity transactions			802
Additional paid-in capital - arising from changes in equities of subsidiaries			802
Senao International Co Ltd Transferred Its Treasury Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests		$ 327	164
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests		(272)	(137)
Differences arising from equity transactions		55	27
Additional paid-in capital - arising from changes in equities of subsidiaries		55	27
Chunghwa Telecom Co Ltd and Chunghwa Investment Co Ltd Disposed Some Shares of CHIEF Telecom Inc [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests		133	106
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests		(19)	(29)
Differences arising from equity transactions		114	77
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries net assets upon actual disposal or acquisition		114	$ 77
SENAO not Proportionately participating in the Capital Increase of Youth [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests		0
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests		0
Differences arising from equity transactions		0
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries net assets upon actual disposal or acquisition		0
Additional paid-in capital - arising from changes in equities of subsidiaries		0
Chunghwa Investment Co Ltd Disposed Some Shares Of Chunghwa Precision Test Tech Co Ltd
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests		1,042
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests		(330)
Differences arising from equity transactions		712
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries net assets upon actual disposal or acquisition		712
Chunghwa Telecom Co Ltd and Chunghwa Investment Co Ltd Did Not Participate in the Capital Increase of CHIEF Telecom Inc [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests		1,477
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests		(700)
Differences arising from equity transactions		777
Additional paid-in capital - arising from changes in equities of subsidiaries		777
Share-Based Payment of CHIEF Telecom Inc [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from (paid to)Noncontrolling interests	$ 19	35
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(20)	(24)
Differences arising from equity transactions	(1)	11
Additional paid-in capital - arising from changes in equities of subsidiaries	$ (1)	$ 11